Employee benefits: variable compensation - Effect on income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	$ 8,280	$ 7,520	$ 7,045
Variable compensation including FA variable compensation deferred to the next and following years	5,238	4,524	4,259
Variable compensation including FA variable compensation related to share-based compensation	651	686	610
Variable compensation including FA variable compensation related to share-based compensation - performance awards	435	517	461
Variable compensation including FA variable compensation related to share-based compensation - other variable compensation	59	50	43
Variable compensation including FA variable compensation related to share-based compensation - financial advisor variable compensation	157	119	106
Variable compensation including FA variable compensation related to share-based compensation recognized within other Note 6 expense categories	85	100	61
Salaries related to share-based compensation	5	4	10
Social security related to share-based compensation	64	54	25
Personnel expenses related to share-based compensation - Equity Plus Plan	16	42	27
Personnel expense related to share-based equity-settled compensation excluding social security	643	691	619
Personnel expense related to share-based equity-settled compensation excluding social security, before FX effect	641
Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	7,155	6,012	5,617
Variable compensation including FA variable compensation deferred to the next and following years	2,109	1,760	1,093
Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	1,125	1,508	1,428
Variable compensation including FA variable compensation deferred to the next and following years	3,129	2,764	3,166
Variable compensation - performance awards
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	3,190	3,209	2,755
Variable compensation including FA variable compensation deferred to the next and following years	1,421	1,044	1,036
Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	2,788	2,508	2,193
Variable compensation including FA variable compensation deferred to the next and following years	797	756	429
Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	402	701	562
Variable compensation including FA variable compensation deferred to the next and following years	624	288	608
Non-deferred cash
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	2,373	2,141	1,868
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	2,383	2,167	1,894
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	(10)	(26)	(26)
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
Deferred compensation awards
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	817	1,068	887
Variable compensation including FA variable compensation deferred to the next and following years	1,421	1,044	1,036
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	405	341	299
Variable compensation including FA variable compensation deferred to the next and following years	797	756	429
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	412	727	588
Variable compensation including FA variable compensation deferred to the next and following years	624	288	608
of which: Equity Ownership Plan
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	363	463	422
Variable compensation including FA variable compensation deferred to the next and following years	577	376	424
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	183	137	122
Variable compensation including FA variable compensation deferred to the next and following years	393	306	205
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	180	327	300
Variable compensation including FA variable compensation deferred to the next and following years	184	69	219
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	297	463	375
Variable compensation including FA variable compensation deferred to the next and following years	628	476	538
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	140	112	113
Variable compensation including FA variable compensation deferred to the next and following years	299	280	173
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	158	351	262
Variable compensation including FA variable compensation deferred to the next and following years	329	196	365
of which: Long Term Incentive Plan
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	73	54	39
Variable compensation including FA variable compensation deferred to the next and following years	83	61	25
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	54	42	39
Variable compensation including FA variable compensation deferred to the next and following years	50	50	25
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	19	11	0
Variable compensation including FA variable compensation deferred to the next and following years	33	10	0
of which: Asset Management EOP
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	84	88	51
Variable compensation including FA variable compensation deferred to the next and following years	133	132	49
of which: Asset Management EOP | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	29	49	25
Variable compensation including FA variable compensation deferred to the next and following years	56	120	26
of which: Asset Management EOP | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	56	39	26
Variable compensation including FA variable compensation deferred to the next and following years	78	12	23
Variable compensation - other
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	229	220	246
Variable compensation including FA variable compensation deferred to the next and following years	397	374	349
Variable compensation - other | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	191	126	159
Variable compensation including FA variable compensation deferred to the next and following years	215	181	117
Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	38	94	88
Variable compensation including FA variable compensation deferred to the next and following years	182	192	232
Total variable compensation excluding financial advisor variable compensation
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	3,419	3,429	3,001
Variable compensation including FA variable compensation deferred to the next and following years	1,818	1,418	1,385
Total variable compensation excluding financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	2,979	2,634	2,352
Variable compensation including FA variable compensation deferred to the next and following years	1,012	938	545
Total variable compensation excluding financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	440	795	650
Variable compensation including FA variable compensation deferred to the next and following years	806	480	840
Total FA variable compensation
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	4,860	4,091	4,043
Variable compensation including FA variable compensation deferred to the next and following years	3,419	3,106	2,874
Total FA variable compensation | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	4,175	3,378	3,265
Variable compensation including FA variable compensation deferred to the next and following years	1,097	822	548
Total FA variable compensation | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	685	713	778
Variable compensation including FA variable compensation deferred to the next and following years	2,323	2,284	2,327
Financial advisor variable compensation
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	4,382	3,589	3,501
Variable compensation including FA variable compensation deferred to the next and following years	1,075	952	907
Financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	4,134	3,356	3,233
Variable compensation including FA variable compensation deferred to the next and following years	434	350	197
Financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	248	233	268
Variable compensation including FA variable compensation deferred to the next and following years	641	602	710
of which: non-deferred cash
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	3,853	3,154	3,064
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	3,858	3,154	3,064
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	(6)	0	0
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
of which: deferred share-based awards
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	157	119	106
Variable compensation including FA variable compensation deferred to the next and following years	269	214	183
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	106	69	57
Variable compensation including FA variable compensation deferred to the next and following years	123	79	54
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	51	50	48
Variable compensation including FA variable compensation deferred to the next and following years	146	135	130
of which: deferred cash-based awards
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	372	316	331
Variable compensation including FA variable compensation deferred to the next and following years	806	738	724
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	170	133	112
Variable compensation including FA variable compensation deferred to the next and following years	311	271	144
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	202	183	219
Variable compensation including FA variable compensation deferred to the next and following years	495	467	580
Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	479	502	542
Variable compensation including FA variable compensation deferred to the next and following years	2,344	2,155	1,967
Compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	41	22	32
Variable compensation including FA variable compensation deferred to the next and following years	662	473	350
Compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	438	480	510
Variable compensation including FA variable compensation deferred to the next and following years	1,682	1,682	1,617
UBS AG
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	7,973	7,246	6,814
Variable compensation including FA variable compensation deferred to the next and following years	5,181	4,481	4,222
Variable compensation including FA variable compensation related to share-based compensation	631	666	595
Variable compensation including FA variable compensation related to share-based compensation - performance awards	419	498	448
Variable compensation including FA variable compensation related to share-based compensation - other variable compensation	56	49	42
Variable compensation including FA variable compensation related to share-based compensation - financial advisor variable compensation	157	119	106
Variable compensation including FA variable compensation related to share-based compensation recognized within other Note 6 expense categories	77	88	54
Salaries related to share-based compensation	5	4	10
Social security related to share-based compensation	59	51	23
Personnel expenses related to share-based compensation - Equity Plus Plan	13	34	22
UBS AG | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	6,863	5,765	5,398
Variable compensation including FA variable compensation deferred to the next and following years	2,074	1,732	1,076
UBS AG | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	1,109	1,481	1,416
Variable compensation including FA variable compensation deferred to the next and following years	3,107	2,749	3,146
UBS AG | Variable compensation - performance awards
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	2,916	2,953	2,545
Variable compensation including FA variable compensation deferred to the next and following years	1,373	1,011	1,005
UBS AG | Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	2,525	2,278	1,993
Variable compensation including FA variable compensation deferred to the next and following years	767	734	413
UBS AG | Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	391	675	553
Variable compensation including FA variable compensation deferred to the next and following years	606	277	592
UBS AG | Non-deferred cash
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	2,128	1,920	1,682
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
UBS AG | Non-deferred cash | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	2,136	1,948	1,706
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
UBS AG | Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	(8)	(29)	(24)
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
UBS AG | Deferred compensation awards
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	788	1,034	863
Variable compensation including FA variable compensation deferred to the next and following years	1,373	1,011	1,005
UBS AG | Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	389	329	287
Variable compensation including FA variable compensation deferred to the next and following years	767	734	413
UBS AG | Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	399	704	576
Variable compensation including FA variable compensation deferred to the next and following years	606	277	592
UBS AG | of which: Equity Ownership Plan
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	350	446	410
Variable compensation including FA variable compensation deferred to the next and following years	553	365	412
UBS AG | of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	175	131	115
Variable compensation including FA variable compensation deferred to the next and following years	374	298	198
UBS AG | of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	174	315	294
Variable compensation including FA variable compensation deferred to the next and following years	180	67	213
UBS AG | of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	285	448	365
Variable compensation including FA variable compensation deferred to the next and following years	608	459	521
UBS AG | of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	134	108	109
Variable compensation including FA variable compensation deferred to the next and following years	290	271	166
UBS AG | of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	151	339	256
Variable compensation including FA variable compensation deferred to the next and following years	318	189	356
UBS AG | of which: Long Term Incentive Plan
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	69	52	38
Variable compensation including FA variable compensation deferred to the next and following years	79	55	23
UBS AG | of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	51	41	38
Variable compensation including FA variable compensation deferred to the next and following years	48	46	23
UBS AG | of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	17	11	0
Variable compensation including FA variable compensation deferred to the next and following years	32	9	0
UBS AG | of which: Asset Management EOP
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	84	88	51
Variable compensation including FA variable compensation deferred to the next and following years	133	132	49
UBS AG | of which: Asset Management EOP | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	29	49	25
Variable compensation including FA variable compensation deferred to the next and following years	56	120	26
UBS AG | of which: Asset Management EOP | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	55	39	26
Variable compensation including FA variable compensation deferred to the next and following years	77	12	23
UBS AG | Variable compensation - other
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	196	201	225
Variable compensation including FA variable compensation deferred to the next and following years	388	364	343
UBS AG | Variable compensation - other | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	163	109	140
Variable compensation including FA variable compensation deferred to the next and following years	210	176	115
UBS AG | Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	33	92	85
Variable compensation including FA variable compensation deferred to the next and following years	178	189	228
UBS AG | Total variable compensation excluding financial advisor variable compensation
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	3,112	3,155	2,770
Variable compensation including FA variable compensation deferred to the next and following years	1,762	1,375	1,348
UBS AG | Total variable compensation excluding financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	2,688	2,387	2,133
Variable compensation including FA variable compensation deferred to the next and following years	978	909	528
UBS AG | Total variable compensation excluding financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	424	768	638
Variable compensation including FA variable compensation deferred to the next and following years	784	465	820
UBS AG | Total FA variable compensation
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	4,860	4,091	4,043
Variable compensation including FA variable compensation deferred to the next and following years	3,419	3,106	2,874
UBS AG | Total FA variable compensation | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	4,175	3,378	3,265
Variable compensation including FA variable compensation deferred to the next and following years	1,097	822	548
UBS AG | Total FA variable compensation | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	685	713	778
Variable compensation including FA variable compensation deferred to the next and following years	2,323	2,284	2,327
UBS AG | Financial advisor variable compensation
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	4,382	3,589	3,501
Variable compensation including FA variable compensation deferred to the next and following years	1,075	952	907
UBS AG | Financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	4,134	3,356	3,233
Variable compensation including FA variable compensation deferred to the next and following years	434	350	197
UBS AG | Financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	248	233	268
Variable compensation including FA variable compensation deferred to the next and following years	641	602	710
UBS AG | of which: non-deferred cash
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	3,853	3,154	3,064
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
UBS AG | of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	3,858	3,154	3,064
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
UBS AG | of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	(6)	0	0
Variable compensation including FA variable compensation deferred to the next and following years	0	0	0
UBS AG | of which: deferred share-based awards
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	157	119	106
Variable compensation including FA variable compensation deferred to the next and following years	269	214	183
UBS AG | of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	106	69	57
Variable compensation including FA variable compensation deferred to the next and following years	123	79	54
UBS AG | of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	51	50	48
Variable compensation including FA variable compensation deferred to the next and following years	146	135	130
UBS AG | of which: deferred cash-based awards
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	372	316	331
Variable compensation including FA variable compensation deferred to the next and following years	806	738	724
UBS AG | of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	170	133	112
Variable compensation including FA variable compensation deferred to the next and following years	311	271	144
UBS AG | of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	202	183	219
Variable compensation including FA variable compensation deferred to the next and following years	495	467	580
UBS AG | Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	479	502	542
Variable compensation including FA variable compensation deferred to the next and following years	2,344	2,155	1,967
UBS AG | Compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	41	22	32
Variable compensation including FA variable compensation deferred to the next and following years	662	473	350
UBS AG | Compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Table]
Variable compensation including FA variable compensation for the current year	438	480	510
Variable compensation including FA variable compensation deferred to the next and following years	$ 1,682	$ 1,682	$ 1,617